GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Brazil – 6.1%
779,700	Alpargatas SA (Preference) (Consumer Durables & Apparel)*(a)	$ 7,703,809
353,567	Arezzo Industria e Comercio SA (Consumer Durables & Apparel)	6,145,036
3,354,500	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	9,822,133
458,350	Banco Bradesco SA (Banks)*	1,817,295
1,180,250	Banco Bradesco SA ADR (Banks)*	5,511,768
212,300	Cia Brasileira de Distribuicao (Food & Staples Retailing)	1,264,853
1,909,700	Cia Siderurgica Nacional SA (Materials)	17,141,741
1,569,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	6,281,922
202,300	Enauta Participacoes SA (Energy)	582,245
216,560	Even Construtora e Incorporadora SA (Consumer Durables & Apparel)	374,637
15,000	Fleury SA (Health Care Equipment & Services)	67,278
581,800	Gerdau SA (Preference) (Materials)(a)	3,440,588
287,700	Grendene SA (Consumer Durables & Apparel)	609,289
1,972,300	Petrobras Distribuidora SA (Retailing)	10,728,221
630,800	Petroleo Brasileiro SA (Preference) (Energy)(a)	3,259,219
125,200	Qualicorp Consultoria e Corretora de Seguros SA (Health Care Equipment & Services)	618,999
234,200	Sao Martinho SA (Food, Beverage & Tobacco)	1,442,096
326,000	SLC Agricola SA (Food, Beverage & Tobacco)	2,816,685
126,200	Tupy SA (Automobiles & Components)*	530,654
460,560	Unipar Carbocloro SA (Preference) (Materials)(a)	8,093,016
1,636,000	Vale SA ADR (Materials)	34,388,720

		122,640,204

Canada – 0.3%
417,000	Atlas Corp. (Transportation)	5,450,190

Chile – 0.6%
66,790	Banco Santander Chile ADR (Banks)	1,305,077
231,872	CAP SA (Materials)	4,017,890
1,329,802	Cencosud SA (Food & Staples Retailing)	2,411,880
135,791	Cia Cervecerias Unidas SA ADR (Food, Beverage & Tobacco)	2,886,917
598,642	Falabella SA (Retailing)	2,327,090

		12,948,854

Shares	Description	Value

Common Stocks – (continued)
China – 34.8%
54,000	Agile Group Holdings Ltd. (Real Estate)	$ 59,079
22,797,000	Agricultural Bank of China Ltd. Class H (Banks)	7,602,194
308,000	Alibaba Group Holding Ltd. ADR (Retailing)*	60,118,520
330,000	Angang Steel Co. Ltd. Class H (Materials)	225,611
219,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	4,767,930
176,200	Baidu, Inc. ADR (Media & Entertainment)*	28,898,562
92,591,000	Bank of China Ltd. Class H (Banks)	32,174,488
14,300,000	Bosideng International Holdings Ltd. (Consumer Durables & Apparel)	8,953,468
152,298	Brilliance China Automotive Holdings Ltd. ADR (Automobiles & Components)*	1,061,517
2,067,000	China Cinda Asset Management Co. Ltd. Class H (Diversified Financials)	351,101
7,111,000	China CITIC Bank Corp. Ltd. Class H (Banks)	3,182,347
58,151,000	China Construction Bank Corp. Class H (Banks)	40,504,723
3,592,000	China Feihe Ltd. (Food, Beverage & Tobacco)(b)	6,905,658
2,665,500	China Hongqiao Group Ltd. (Materials)	3,534,033
820,100	China International Marine Containers Group Co. Ltd. Class H (Capital Goods)	1,647,224
1,525,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,096,979
277,500	China Merchants Bank Co. Ltd. Class H (Banks)	2,111,098
96,000	China Merchants Port Holdings Co. Ltd. (Transportation)	133,764
8,619,200	China Petroleum & Chemical Corp. Class A (Energy)	5,324,847
49,074,000	China Petroleum & Chemical Corp. Class H (Energy)	22,440,101
6,827,500	China Shenhua Energy Co. Ltd. Class H (Energy)	12,919,140
2,530,000	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	944,283
1,107,000	CITIC Ltd. (Capital Goods)	1,195,660
5,406,781	COSCO SHIPPING Holdings Co. Ltd. Class A (Transportation)*	14,871,495
4,366,250	COSCO SHIPPING Holdings Co. Ltd. Class H (Transportation)*(c)	6,586,538
720,000	COSCO SHIPPING Ports Ltd. (Transportation)	513,832

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,814,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 6,498,124
124,000	Daqo New Energy Corp. ADR (Semiconductors & Semiconductor Equipment)*	7,347,000
1,020,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	904,833
846,000	First Tractor Co. Ltd. Class H (Capital Goods)	422,029
12,867,351	Focus Media Information Technology Co. Ltd. Class A (Media & Entertainment)	15,008,985
54,000	Fuyao Glass Industry Group Co. Ltd. Class H (Automobiles & Components)(b)	343,792
835,000	Haitian International Holdings Ltd. (Capital Goods)	3,056,916
61,802,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	34,318,243
2,828,607	Industrial Bank Co. Ltd. Class A (Banks)	7,753,642
94,800	JD.com, Inc. ADR (Retailing)*	6,719,424
2,296,500	Kingboard Holdings Ltd. (Technology Hardware & Equipment)	12,031,554
8,400,000	Kunlun Energy Co. Ltd. (Utilities)	7,262,211
25,648,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	23,916,312
1,068,000	Li Ning Co. Ltd. (Consumer Durables & Apparel)	11,279,485
231,300	Livzon Pharmaceutical Group, Inc. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	873,025
62,455	Luzhou Laojiao Co. Ltd. Class A (Food, Beverage & Tobacco)	1,661,553
135,600	Meituan Class B (Retailing)*(b)	3,752,245
142,500	NIO, Inc. ADR (Automobiles & Components)*	6,366,900
2,188,000	People’s Insurance Co. Group of China Ltd. (The) Class H (Insurance)	679,000
440,200	Pharmaron Beijing Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)	9,653,768
1,440,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	1,163,255
101,400	Pinduoduo, Inc. ADR (Retailing)*	9,289,254
586,803	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (Materials)	2,820,611
6,012,677	Shanghai International Port Group Co. Ltd. Class A (Transportation)	4,596,517

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
155,900	Shanghai Pharmaceuticals Holding Co. Ltd. Class H (Health Care Equipment & Services)	$ 332,722
331,779	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Services)	20,128,898
1,616,800	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	35,882,097
19,587	Sichuan Swellfun Co. Ltd. Class A (Food, Beverage & Tobacco)	310,163
2,478,000	Sinotrans Ltd. Class H (Transportation)	916,702
3,453,500	Sinotruk Hong Kong Ltd. (Capital Goods)	5,920,108
5,064,000	SITC International Holdings Co. Ltd. (Transportation)	20,890,900
940,900	Tencent Holdings Ltd. (Media & Entertainment)	56,743,936
15,600	Topchoice Medical Corp. Class A (Health Care Equipment & Services)*	765,002
7,303,000	Topsports International Holdings Ltd. (Retailing)(b)	10,191,674
248,200	Trip.com Group Ltd. ADR (Retailing)*	6,435,826
870,000	Tsingtao Brewery Co. Ltd. Class H (Food, Beverage & Tobacco)	6,876,263
944,300	Vipshop Holdings Ltd. ADR (Retailing)*	15,703,709
639,000	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	9,760,251
2,515,578	Zhejiang NHU Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	10,109,112
9,389,100	Zhejiang Semir Garment Co. Ltd. Class A (Consumer Durables & Apparel)	14,166,012
2,518,000	Zhongsheng Group Holdings Ltd. (Retailing)	23,206,501
3,854,997	Zhuzhou Kibing Group Co. Ltd. Class A (Capital Goods)	12,446,333

		698,629,079

Greece – 0.1%
83,136	Hellenic Telecommunications Organization SA (Telecommunication Services)	1,517,093

Hong Kong – 0.0%
1,690,000	CP Pokphand Co. Ltd. (Food, Beverage & Tobacco)	171,831
55,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	46,722

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
126,000	Xinyi Glass Holdings Ltd. (Capital Goods)	$ 470,908

		689,461

India – 12.2%
996,673	Adani Ports & Special Economic Zone Ltd. (Transportation)	9,056,745
48,998	Adani Total Gas Ltd. (Utilities)	587,693
12,991	Affle India Ltd. (Media & Entertainment)*	733,580
175,431	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	9,521,929
74,638	Bajaj Consumer Care Ltd. (Household & Personal Products)	286,741
1,753,003	Bharat Petroleum Corp. Ltd. (Energy)	10,520,190
9,971	Blue Dart Express Ltd. (Transportation)	733,806
311,302	Chambal Fertilizers and Chemicals Ltd. (Materials)	1,276,488
67,548	Colgate-Palmolive India Ltd. (Household & Personal Products)	1,548,531
420,465	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	27,739,135
54,543	Dr Lal PathLabs Ltd. (Health Care Equipment & Services)(b)	2,611,335
136,612	Emami Ltd. (Household & Personal Products)	1,027,968
2,028,657	GAIL India Ltd. (Utilities)	3,808,501
285,738	Gujarat Pipavav Port Ltd. (Transportation)	426,076
252,173	Gujarat State Petronet Ltd. (Utilities)	1,174,957
924,639	Hindustan Zinc Ltd. (Materials)	3,990,808
90,216	Indian Oil Corp. Ltd. (Energy)	125,155
2,645,929	Indian Railway Finance Corp. Ltd. (Diversified Financials)(b)	818,518
1,174,001	Infosys Ltd. ADR (Software & Services)	25,968,902
1,076,894	JSW Steel Ltd. (Materials)	10,683,404
156,205	Marico Ltd. (Household & Personal Products)	1,149,208
25,402	Mindtree Ltd. (Software & Services)	978,881
56,150	Narayana Hrudayalaya Ltd. (Health Care Equipment & Services)*	370,253
1,288,083	National Aluminium Co. Ltd. (Materials)	1,623,016
4,687,159	NMDC Ltd. (Materials)	11,450,584
326,688	Power Finance Corp. Ltd. (Diversified Financials)	571,388
3,441,274	REC Ltd. (Diversified Financials)	6,998,836
2,189,176	Steel Authority of India Ltd. (Materials)	4,186,636

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
36,418	Supreme Industries Ltd. (Materials)	$ 1,028,350
54,706	Tata Communications Ltd. (Telecommunication Services)	1,062,084
926,757	Tata Consultancy Services Ltd. (Software & Services)	39,511,086
1,467,016	Tata Steel Ltd. (Materials)	28,332,893
894,717	Welspun Corp. Ltd. (Materials)	1,668,275
4,134,217	Wipro Ltd. (Software & Services)	32,675,348

		244,247,300

Indonesia – 2.7%
1,711,000	Bank Central Asia Tbk. PT (Banks)	3,532,115
44,618,100	Bank Mandiri Persero Tbk. PT (Banks)	17,580,701
11,588,900	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT (Banks)	982,049
39,513,600	Bank Pembangunan Daerah Jawa Timur Tbk. PT (Banks)	1,899,207
40,481,200	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	10,385,310
22,203,900	Mitra Keluarga Karyasehat Tbk. PT (Health Care Equipment & Services)	3,977,496
70,012,200	Telkom Indonesia Persero Tbk. PT (Telecommunication Services)	15,693,862

		54,050,740

Mexico – 2.4%
5,138,096	Alfa SAB de CV Class A (Capital Goods)	3,913,019
334,555	America Movil SAB de CV Class L ADR (Telecommunication Services)	5,570,341
407,600	Arca Continental SAB de CV (Food, Beverage & Tobacco)	2,466,537
17,260	Cemex SAB de CV ADR (Materials)*	140,324
60,096	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	3,399,631
2,721,185	Fibra Uno Administracion SA de CV (REIT)	2,966,390
139,660	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	12,202,094
599,872	Gruma SAB de CV Class B (Food, Beverage & Tobacco)	6,490,445
1,835,859	Grupo Bimbo SAB de CVSeries A (Food, Beverage & Tobacco)	4,231,295
524,455	Megacable Holdings SAB de CV (Media & Entertainment)	1,838,968
89,100	Ternium SA ADR (Materials)	4,333,824

		47,552,868

Monaco – 0.1%
148,600	Costamare, Inc. (Transportation)	1,610,824

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Peru – 0.1%
23,000	Southern Copper Corp. (Materials)	$ 1,509,720

Philippines – 0.4%
2,337,020	International Container Terminal Services, Inc. (Transportation)	7,270,313
435,100	LT Group, Inc. (Capital Goods)	85,044
1,109,700	Metropolitan Bank & Trust Co. (Banks)	954,629

		8,309,986

Poland – 1.1%
2,953	KRUK SA (Diversified Financials)	232,254
7,736,403	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	12,622,539
940,781	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	9,240,852

		22,095,645

Qatar – 0.2%
312,608	Industries Qatar QSC (Capital Goods)	1,146,201
2,011,990	Masraf Al Rayan QSC (Banks)	2,389,895

		3,536,096

Russia – 2.9%
145,675	Evraz plc (Materials)	1,244,628
2,084,680	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	4,934,815
226,973	Novolipetsk Steel PJSC GDR (Materials)	7,963,060
6,820,000	Sberbank of Russia PJSC (Banks)	28,512,887
664,375	Severstal PAO GDR (Materials)	16,350,360

		59,005,750

Saudi Arabia – 0.5%
55,721	Mouwasat Medical Services Co. (Health Care Equipment & Services)	2,680,385
675,757	Najran Cement Co. (Materials)	4,252,310
225,080	Saudi Arabian Oil Co. (Energy)(b)	2,091,520
30,099	Saudi Basic Industries Corp. (Materials)	968,147

		9,992,362

South Africa – 2.2%
351,704	Absa Group Ltd. (Banks)*	3,272,016
113,818	AVI Ltd. (Food, Beverage & Tobacco)	563,681
19,701	Barloworld Ltd. (Capital Goods)	145,331
125,908	Bidvest Group Ltd. (The) (Capital Goods)	1,717,657
801,646	Coronation Fund Managers Ltd. (Diversified Financials)	2,649,097
17,396	Exxaro Resources Ltd. (Energy)	215,277

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
587,216	FirstRand Ltd. (Diversified Financials)	$ 2,178,726
284,507	Foschini Group Ltd. (The) (Retailing)*	3,003,183
39,473	Kumba Iron Ore Ltd. (Materials)	2,094,214
446,672	Motus Holdings Ltd. (Retailing)	2,595,050
306,616	Mr Price Group Ltd. (Retailing)	4,562,224
146,378	PSG Group Ltd. (Capital Goods)	759,202
115,367	Shoprite Holdings Ltd. (Food & Staples Retailing)	1,263,023
8,554	SPAR Group Ltd. (The) (Food & Staples Retailing)	107,263
1,227,254	Standard Bank Group Ltd. (Banks)	10,343,411
543,984	Truworths International Ltd. (Retailing)	2,294,563
512,499	Vukile Property Fund Ltd. (REIT)	368,338
1,386,724	Woolworths Holdings Ltd. (Retailing)*	5,291,744

		43,424,000

South Korea – 17.2%
1,624	CJ ENM Co. Ltd. (Retailing)	230,646
26,591	Dentium Co. Ltd. (Health Care Equipment & Services)	1,671,581
34,223	DGB Financial Group, Inc. (Banks)	280,667
9,245	DIO Corp. (Health Care Equipment & Services)*	393,473
435,977	Hana Financial Group, Inc. (Banks)	16,448,823
141,713	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)	5,964,756
71,863	Hansae Co. Ltd. (Consumer Durables & Apparel)	1,312,443
281,861	HMM Co. Ltd. (Transportation)*(c)	9,818,943
9,955	Hyosung TNC Corp. (Consumer Durables & Apparel)	7,721,543
1,094	Hyundai Department Store Co. Ltd. (Retailing)	76,209
21,775	JB Financial Group Co. Ltd. (Banks)	146,345
293,979	KB Financial Group, Inc. (Banks)	13,057,344
477,194	Kia Corp. (Automobiles & Components)	34,849,791
111,633	Korea Real Estate Investment & Trust Co. Ltd. (Real Estate)	213,772
39,058	Kumho Petrochemical Co. Ltd. (Materials)(c)	6,918,960
43,754	LF Corp. (Consumer Durables & Apparel)	701,968
25,957	LG Chem Ltd. (Materials)	19,065,516
41,245	LG Corp. (Capital Goods)	3,380,301
47,282	LG Electronics, Inc. (Consumer Durables & Apparel)	6,476,649

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
10,580	LG Electronics, Inc. (Preference) (Consumer Durables & Apparel)(a)	$ 701,396
248,428	LG Uplus Corp. (Telecommunication Services)	3,146,091
41,908	LS Corp. (Capital Goods)	2,652,149
29,976	LX International Corp. (Capital Goods)	806,401
2,335,721	Mirae Asset Securities Co. Ltd. (Diversified Financials)	18,169,779
603,153	Mirae Asset Securities Co. Ltd. (Preference) (Diversified Financials)(a)	2,419,263
55,074	POSCO (Materials)	17,516,664
1,700,745	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	116,222,776
222,462	Samsung Electronics Co. Ltd. (Preference) (Technology Hardware & Equipment)(a)	13,965,252
10,811	Samsung SDI Co. Ltd. (Preference) (Technology Hardware & Equipment)(a)	4,155,068
1,392	Shinsegae International, Inc. (Retailing)	235,282
8,170	Shinsegae, Inc. (Retailing)	1,891,972
89,872	SK Networks Co. Ltd. (Capital Goods)	484,286
117,955	SK Telecom Co. Ltd. (Telecommunication Services)	30,896,432
7,931	SK, Inc. (Capital Goods)	1,850,955
12,257	Value Added Technology Co. Ltd. (Health Care Equipment & Services)	383,966

		344,227,462

Taiwan – 11.6%
3,776,000	Acer, Inc. (Technology Hardware & Equipment)	3,686,187
1,348,000	Asustek Computer, Inc. (Technology Hardware & Equipment)*	16,947,908
3,522,000	AU Optronics Corp. (Technology Hardware & Equipment)	2,610,639
2,778,000	China Steel Corp. (Materials)*	3,622,983
2,422,000	Evergreen Marine Corp. Taiwan Ltd. (Transportation)*	11,519,103
238,000	FocalTech Systems Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,376,339
3,548,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)	12,747,906
354,000	Lien Hwa Industrial Holdings Corp. (Food, Beverage & Tobacco)	664,892
3,689,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	8,478,914
348,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	11,378,851

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,451,000	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	$ 7,708,778
694,000	Nantex Industry Co. Ltd. (Materials)	3,057,899
1,843,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	33,902,585
202,000	Pou Chen Corp. (Consumer Durables & Apparel)	255,485
25,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)*	527,845
39,000	Shin Foong Specialty & Applied Materials Co. Ltd. (Materials)*	369,569
3,613,000	Tainan Spinning Co. Ltd. (Consumer Durables & Apparel)	3,140,132
95,000	Taiwan Paiho Ltd. (Consumer Durables & Apparel)	315,800
3,940,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	82,344,030
100,000	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	464,236
2,902,000	Tung Ho Steel Enterprise Corp. (Materials)	4,856,870
1,653,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	3,456,668
392,000	Universal, Inc. (Consumer Durables & Apparel)	866,283
1,029,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)*	4,263,394
1,386,000	Wan Hai Lines Ltd. (Transportation)	11,125,395
358,000	Yang Ming Marine Transport Corp. (Transportation)*	1,508,464

		232,197,155

Thailand – 1.4%
3,328,800	Bangkok Chain Hospital PCL (Health Care Equipment & Services)	2,660,100
51,922,400	Chularat Hospital PCL Class F (Health Care Equipment & Services)	6,668,573
4,406,700	Dynasty Ceramic PCL (Capital Goods)	426,357
1,027,900	Eastern Polymer Group PCL Class F (Materials)	378,822
2,154,700	Indorama Ventures PCL (Materials)	2,379,825
1,081,800	Polyplex Thailand PCL (Materials)	799,769
2,667,300	Precious Shipping PCL (Transportation)*	1,894,361

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
103,400	PTT Global Chemical PCL (Materials)	$ 178,655
1,371,700	Regional Container Lines PCL (Transportation)	2,402,941
1,894,700	Siam Commercial Bank PCL (The) (Banks)	5,391,921
1,467,500	Siam Global House PCL (Retailing)	1,019,279
2,616,800	SPCG PCL (Utilities)	1,385,330
2,230,200	Sri Trang Agro-Industry PCL (Automobiles & Components)	2,562,125

		28,148,058

Turkey – 1.3%
774,584	Aksa Akrilik Kimya Sanayii A/S (Consumer Durables & Apparel)	1,499,775
82,742	Anadolu Efes Biracilik ve Malt Sanayii A/S (Food, Beverage & Tobacco)	218,197
129,685	Coca-Cola Icecek A/S (Food, Beverage & Tobacco)	1,304,251
1,136,007	Enka Insaat ve Sanayi A/S (Capital Goods)	1,248,448
588,233	Ford Otomotiv Sanayi A/S (Automobiles & Components)	12,046,783
493,992	Turk Traktor ve Ziraat Makineleri A/S (Capital Goods)	9,985,562

		26,303,016

United Arab Emirates – 0.0%
751,435	Abu Dhabi Islamic Bank PJSC (Banks)	1,130,497

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,751,696,643)		$1,969,216,360

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
14,858,250	0.026%	$ 14,858,250
(Cost $14,858,250)

TOTAL INVESTMENTS – 98.9% (Cost $1,766,554,893)		$1,984,074,610

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		21,194,074

NET ASSETS – 100.0%		$2,005,268,684

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	373	09/17/2021	$23,829,105	$(1,444,545)

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Australia – 8.6%
1,358,446	Adairs Ltd. (Retailing)	$ 4,154,708
835,758	BHP Group plc (Materials)	27,058,789
699,493	Brambles Ltd. (Commercial & Professional Services)	5,988,830
84,912	Charter Hall Group (REIT)	1,014,685
290,716	Commonwealth Bank of Australia (Banks)	21,311,829
183,517	Endeavour Group Ltd. (Food & Staples Retailing)*	892,888
1,362,014	Fortescue Metals Group Ltd. (Materials)	24,887,536
892,033	Glencore plc (Materials)*	4,006,253
1,253,423	Goodman Group (REIT)	20,847,134
243,857	JB Hi-Fi Ltd. (Retailing)	8,611,480
175,409	Mineral Resources Ltd. (Materials)	8,116,028
108,467	Premier Investments Ltd. (Retailing)	2,147,223
14,859	Rio Tinto Ltd. (Materials)	1,456,330
364,763	Rio Tinto plc ADR (Materials)	31,482,694
472,217	Sonic Healthcare Ltd. (Health Care Equipment & Services)	13,952,317
1,719,985	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	15,087,218
459,502	Wesfarmers Ltd. (Retailing)	20,717,416
291,615	Woolworths Group Ltd. (Food & Staples Retailing)	8,342,003

		220,075,361

Austria – 0.2%
175,805	Mondi plc (Materials)	4,873,975

Belgium – 0.1%
9,435	D’ieteren Group (Retailing)	1,512,228
11,494	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,243,161

		2,755,389

Brazil – 0.2%
73,953	Yara International ASA (Materials)	3,897,807

China – 0.3%
99,200	Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)(a)	276,849
2,029,800	Chow Tai Fook Jewellery Group Ltd. (Retailing)	4,255,468
912,000	SITC International Holdings Co. Ltd. (Transportation)	3,762,342

		8,294,659

Denmark – 2.1%
1,451	AP Moller - Maersk A/S Class A (Transportation)	3,879,111
7,188	AP Moller - Maersk A/S Class B (Transportation)	19,948,306
12,859	Dfds A/S (Transportation)*	710,237
83,558	DSV PANALPINA A/S (Transportation)	20,368,512
30,177	Pandora A/S (Consumer Durables & Apparel)	3,903,609

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
43,242	Royal Unibrew A/S (Food, Beverage & Tobacco)	$ 5,859,904

		54,669,679

Finland – 1.6%
575,342	Kesko OYJ Class B (Food & Staples Retailing)	24,660,295
444,017	Nokia OYJ (Technology Hardware & Equipment)*	2,728,194
138,377	Nokian Renkaat OYJ (Automobiles & Components)	5,836,119
558,148	Nordea Bank Abp (Banks)	6,536,143

		39,760,751

France – 12.1%
92,091	Arkema SA (Materials)	11,721,757
225,698	AXA SA (Insurance)	5,844,912
403,536	BNP Paribas SA (Banks)	24,607,301
133,458	Bouygues SA (Capital Goods)	5,143,666
241,827	Cie de Saint-Gobain (Capital Goods)	17,285,394
189,911	Credit Agricole SA (Banks)	2,648,029
256,988	Dassault Systemes SE (Software & Services)	14,176,040
63,227	Gecina SA (REIT)	10,027,239
4,499	Hermes International (Consumer Durables & Apparel)	6,877,969
28,632	Kering SA (Consumer Durables & Apparel)	25,686,898
183,519	Legrand SA (Capital Goods)	20,681,847
47,398	L’Oreal SA (Household & Personal Products)	21,684,292
48,257	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	38,637,805
4,921	Nexans SA (Capital Goods)	471,006
55,273	Pernod Ricard SA (Food, Beverage & Tobacco)	12,199,124
269,861	Publicis Groupe SA (Media & Entertainment)	17,036,506
960,173	Rexel SA (Capital Goods)*	20,271,104
37,798	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	21,576,765
603,442	Societe Generale SA (Banks)	17,672,242
31,982	Teleperformance (Commercial & Professional Services)	13,489,908
5,284	Trigano SA (Automobiles & Components)	1,142,933

		308,882,737

Germany – 10.8%
82,821	adidas AG (Consumer Durables & Apparel)	30,060,184
45,404	Allianz SE (Registered) (Insurance)	11,285,776
61,992	Aurubis AG (Materials)	6,277,984
207,566	Bayerische Motoren Werke AG (Automobiles & Components)	20,638,573
21,259	Beiersdorf AG (Household & Personal Products)	2,525,011
202,481	Brenntag SE (Capital Goods)	20,223,686

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
145,934	Covestro AG (Materials)(a)	$ 9,401,252
53,059	Daimler AG (Registered) (Automobiles & Components)	4,734,960
480,126	Deutsche Post AG (Registered) (Transportation)	32,538,738
23,962	Deutsche Telekom AG (Registered) (Telecommunication Services)	497,311
38,527	Freenet AG (Telecommunication Services)	921,462
80,695	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	8,425,701
8,628	Henkel AG & Co. KGaA (Household & Personal Products)	784,501
179,121	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(b)	18,160,118
115,055	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	23,552,236
19,710	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	5,318,237
145,986	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(b)	15,800,243
19,476	Puma SE (Consumer Durables & Apparel)	2,389,111
49,888	Rheinmetall AG (Capital Goods)	4,787,246
236,246	SAP SE (Software & Services)	33,904,001
98,415	Volkswagen AG (Preference) (Automobiles & Components)(b)	23,970,999

		276,197,330

Hong Kong – 1.8%
1,460,600	AIA Group Ltd. (Insurance)	17,477,195
124,000	CLP Holdings Ltd. (Utilities)	1,278,617
461,000	Link REIT (REIT)	4,405,479
482,000	Sun Hung Kai Properties Ltd. (Real Estate)	6,895,189
867,000	Techtronic Industries Co. Ltd. (Capital Goods)	15,460,601

		45,517,081

Ireland – 0.3%
20,014	Flutter Entertainment plc (Consumer Services)*	3,418,042
57,682	Smurfit Kappa Group plc (Materials)	3,254,074

		6,672,116

Israel – 0.2%
256,249	Plus500 Ltd. (Diversified Financials)	4,986,936

Shares	Description	Value

Common Stocks – (continued)
Italy – 0.9%
165,370	Azimut Holding SpA (Diversified Financials)	$ 4,254,007
1,164,014	Banco BPM SpA (Banks)	3,492,079
1,109,544	Enel SpA (Utilities)	10,225,047
441,109	Mediobanca Banca di Credito Finanziario SpA (Banks)*	5,162,929
28,280	Prysmian SpA (Capital Goods)	1,013,934

		24,147,996

Japan – 24.8%
221,100	Aeon Co. Ltd. (Food & Staples Retailing)	6,050,367
348,900	Amada Co. Ltd. (Capital Goods)	3,586,042
116,300	Asahi Kasei Corp. (Materials)	1,268,242
1,203,300	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	19,165,419
173,800	Canon, Inc. (Technology Hardware & Equipment)	4,002,279
123,100	Chubu Electric Power Co., Inc. (Utilities)	1,477,271
107,200	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,950,377
59,800	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	1,409,207
990,000	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	19,606,266
429,000	Daiwa House Industry Co. Ltd. (Real Estate)	13,153,241
136,600	Daiwa Securities Group, Inc. (Diversified Financials)	718,290
723,300	DeNA Co. Ltd. (Media & Entertainment)	13,619,685
220,700	Dentsu Group, Inc. (Media & Entertainment)	7,670,208
5,100	Disco Corp. (Semiconductors & Semiconductor Equipment)	1,456,340
274,400	Ebara Corp. (Capital Goods)	13,573,204
1,387,700	ENEOS Holdings, Inc. (Energy)	5,829,167
96,100	Fujitsu Ltd. (Software & Services)	16,349,532
2,900	Hikari Tsushin, Inc. (Retailing)	502,079
214,700	Hitachi Metals Ltd. (Materials)*	4,192,881
112,100	Hoya Corp. (Health Care Equipment & Services)	15,825,116
1,492,300	Inpex Corp. (Energy)	10,584,234
208,900	Kao Corp. (Household & Personal Products)	12,578,150
41,800	KDDI Corp. (Telecommunication Services)	1,278,395
901,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	16,480,012
278,300	Konami Holdings Corp. (Media & Entertainment)	15,413,806

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,225,500	Konica Minolta, Inc. (Technology Hardware & Equipment)	$ 6,302,083
283,500	K’s Holdings Corp. (Retailing)	3,349,461
115,700	Kyushu Electric Power Co., Inc. (Utilities)	874,598
1,228,800	Mazda Motor Corp. (Automobiles & Components)*	12,121,996
333,800	Mitsubishi Electric Corp. (Capital Goods)	4,528,748
1,049,700	Mitsubishi HC Capital, Inc. (Diversified Financials)	5,725,405
4,689,100	Mitsubishi UFJ Financial Group, Inc. (Banks)	24,771,024
970,300	Mitsui & Co. Ltd. (Capital Goods)	22,270,720
287,300	Mitsui OSK Lines Ltd. (Transportation)	14,907,327
299,600	NEC Corp. (Software & Services)	15,194,831
819,100	NGK Insulators Ltd. (Capital Goods)	13,117,771
69	Nippon Building Fund, Inc. (REIT)	445,923
122,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	2,770,234
460,900	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	11,802,783
446,400	Nippon Yusen KK (Transportation)	24,119,908
98,800	Nitto Denko Corp. (Materials)	7,340,684
3,369,400	Nomura Holdings, Inc. (Diversified Financials)	16,872,562
1,143	Nomura Real Estate Master Fund, Inc. (REIT)	1,816,199
1,059,800	NTT Data Corp. (Software & Services)	16,415,810
180,800	Olympus Corp. (Health Care Equipment & Services)	3,720,746
1,147,200	ORIX Corp. (Diversified Financials)	20,070,735
506,300	Panasonic Corp. (Consumer Durables & Apparel)	6,113,605
454,700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)*	4,935,150
574,700	Ricoh Co. Ltd. (Technology Hardware & Equipment)	6,279,662
11,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,131,674
33,500	Rohto Pharmaceutical Co. Ltd. (Household & Personal Products)	883,164
202,300	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,741,135
16,100	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	689,582

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
46,000	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 4,166,960
119,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,288,165
341,000	SoftBank Group Corp. (Telecommunication Services)	21,444,008
1,980,200	Sojitz Corp. (Capital Goods)	6,058,002
873,800	Subaru Corp. (Automobiles & Components)	17,167,529
1,295,400	Sumitomo Corp. (Capital Goods)	17,604,380
168,700	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,921,088
27,300	Suzuki Motor Corp. (Automobiles & Components)	1,110,714
723,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	24,079,475
43,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	18,064,235
244,900	Tokyo Gas Co. Ltd. (Utilities)	4,635,646
93,800	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,015,937
24,500	Toppan, Inc. (Commercial & Professional Services)	415,595
719,200	Tosoh Corp. (Materials)	12,621,291
97,800	Toyo Tire Corp. (Automobiles & Components)	1,846,662
51,600	Toyoda Gosei Co. Ltd. (Automobiles & Components)	1,212,895
73,800	Toyota Boshoku Corp. (Automobiles & Components)	1,488,813
21,000	Toyota Motor Corp. (Automobiles & Components)	1,885,285
75,200	Toyota Tsusho Corp. (Capital Goods)	3,550,558
32,800	Trend Micro, Inc. (Software & Services)	1,707,670
35,000	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	1,704,324
3,640	United Urban Investment Corp. (REIT)	5,354,363
3,076,800	Yamada Holdings Co. Ltd. (Retailing)	14,536,196

		634,933,121

Luxembourg – 0.9%
203,056	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	24,288,029

Netherlands – 6.0%
63,106	ASM International NV (Semiconductors & Semiconductor Equipment)	22,396,967

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
88,505	ASML Holding NV (Semiconductors & Semiconductor Equipment)	$ 67,651,868
104,420	Flow Traders (Diversified Financials)(a)	4,246,203
662,453	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	20,592,265
51,697	NN Group NV (Insurance)	2,570,188
1,631,541	PostNL NV (Transportation)	8,829,236
72,938	Randstad NV (Commercial & Professional Services)	5,291,701
398,514	Royal Dutch Shell plc Class A (Energy)	8,095,149
167,741	Royal Dutch Shell plc Class B ADR (Energy)	6,634,157
136,461	Signify NV (Capital Goods)(a)	7,644,381

		153,952,115

New Zealand – 0.1%
85,830	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	1,889,281
149,768	Fletcher Building Ltd. (Materials)	797,471

		2,686,752

Norway – 1.6%
71,294	Aker BP ASA (Energy)	1,920,576
183,670	Equinor ASA (Energy)	3,577,743
650,461	Golden Ocean Group Ltd. (Transportation)	6,409,246
2,800,239	Norsk Hydro ASA (Materials)	18,629,988
1,079,028	Orkla ASA (Food, Beverage & Tobacco)	9,800,169

		40,337,722

Singapore – 0.5%
256,967	DBS Group Holdings Ltd. (Banks)	5,749,984
715,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	6,474,203

		12,224,187

South Africa – 1.1%
662,813	Anglo American plc (Materials)	29,371,879

Spain – 2.5%
626,295	Acerinox SA (Materials)	8,372,206
3,260,650	Banco Bilbao Vizcaya Argentaria SA (Banks)	20,873,003
1,423,040	Banco de Sabadell SA (Banks)*	989,369
1,035,991	Bankinter SA (Banks)	5,659,705
1,897,994	Iberdrola SA (Utilities)	22,842,534
168,563	Industria de Diseno Textil SA (Retailing)	5,717,052
11,876	Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals, Biotechnology & Life Sciences)	838,230

		65,292,099

Sweden – 4.6%
193,860	Boliden AB (Materials)*	7,555,109

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
348,994	Getinge AB Class B (Health Care Equipment & Services)	$ 15,166,249
357,980	H & M Hennes & Mauritz AB Class B (Retailing)*	7,484,191
430,386	Investor AB Class A (Diversified Financials)	10,693,893
712,060	Investor AB Class B (Diversified Financials)	17,633,824
199,217	Kinnevik AB Class B (Diversified Financials)*	8,685,028
238,123	Lundin Energy AB (Energy)	7,423,336
25,718	Saab AB Class B (Capital Goods)	780,357
34,077	Sandvik AB (Capital Goods)	888,602
58,918	Skanska AB Class B (Capital Goods)	1,663,236
164,611	SKF AB Class B (Capital Goods)	4,379,748
135,901	SSAB AB Class B (Materials)*	694,704
439,463	Svenska Handelsbanken AB Class A (Banks)	4,952,446
559,250	Swedbank AB Class A (Banks)	10,890,631
656,283	Swedish Match AB (Food, Beverage & Tobacco)	5,876,996
538,738	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	6,213,901
300,110	Trelleborg AB Class B (Capital Goods)	7,418,606

		118,400,857

Switzerland – 7.2%
210,860	ABB Ltd. (Registered) (Capital Goods)	7,708,695
258,268	Adecco Group AG (Registered) (Commercial & Professional Services)	15,466,675
11,639	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	7,706,224
172,441	Cie Financiere Richemont SA (Consumer Durables & Apparel)	22,067,141
8,076	DKSH Holding AG (Commercial & Professional Services)	682,717
53,919	Kuehne + Nagel International AG (Registered) (Transportation)	18,188,660
32,873	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	25,595,774
31,468	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,910,111
24,315	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	9,393,181

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
5,104	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 5,164,645
60,972	Sika AG (Registered) (Materials)	21,478,640
89,126	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	3,665,278
754	Straumann Holding AG (Registered) (Health Care Equipment & Services)	1,397,930
27,198	Swatch Group AG (The) (Consumer Durables & Apparel)	9,072,790
30,393	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	17,526,706
970,314	UBS Group AG (Registered) (Diversified Financials)	15,986,691

		184,011,858

Ukraine – 0.1%
498,025	Ferrexpo plc (Materials)	3,328,860

United Kingdom – 7.0%
442,388	3i Group plc (Diversified Financials)	7,862,645
90,328	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(c)	5,170,375
2,684,997	Aviva plc (Insurance)	14,420,147
1,320,295	Barclays plc (Banks)	3,193,898
259,490	Barratt Developments plc (Consumer Durables & Apparel)	2,535,909
145,308	Bellway plc (Consumer Durables & Apparel)	6,634,377
155,897	BP plc ADR (Energy)	3,769,589
729,414	British American Tobacco plc (Food, Beverage & Tobacco)	27,128,640
1,949,500	CK Hutchison Holdings Ltd. (Capital Goods)	14,243,645
322,903	CNH Industrial NV (Capital Goods)	5,391,698
683,064	Direct Line Insurance Group plc (Insurance)	2,826,539
224,040	Entain plc (Consumer Services)*	5,649,459
209,348	IG Group Holdings plc (Diversified Financials)	2,593,536
431,993	Imperial Brands plc (Food, Beverage & Tobacco)	9,249,102
34,048	Intertek Group plc (Commercial & Professional Services)	2,439,400
7,831,421	ITV plc (Media & Entertainment)*	12,177,478
740,149	JD Sports Fashion plc (Retailing)	9,222,399
1,761,491	Legal & General Group plc (Insurance)	6,380,945

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
803,635	Man Group plc (Diversified Financials)	$ 2,211,206
1,001,461	Melrose Industries plc (Capital Goods)	2,225,517
161,579	Next plc (Retailing)*	17,699,941
134,410	Persimmon plc (Consumer Durables & Apparel)	5,421,779
184,014	Royal Mail plc (Transportation)	1,289,271
198,600	Tate & Lyle plc (Food, Beverage & Tobacco)	2,037,403
396,740	Vodafone Group plc ADR (Telecommunication Services)	6,478,764

		178,253,662

United States – 2.1%
50,808	Ferguson plc (Capital Goods)	7,122,727
141,675	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	7,592,813
173,256	Schneider Electric SE (Capital Goods)	29,018,390
533,139	Stellantis NV (Automobiles & Components)	10,223,758

		53,957,688

TOTAL INVESTMENTS – 97.7% (Cost $2,093,591,915)		$2,501,770,646

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		60,189,590

NET ASSETS – 100.0%		$2,561,960,236

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	208	09/17/2021	$10,086,731	$(82,056)
FTSE 100 Index	37	09/17/2021	3,582,871	(62,269)
Hang Seng Index	11	08/30/2021	1,832,850	(37,337)
MSCI Singapore Index	11	08/30/2021	292,952	5,089
SPI 200 Index	12	09/16/2021	1,607,132	9,496
TOPIX Index	31	09/09/2021	5,383,073	(149,649)

Total Futures Contracts				$(316,726)

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Australia – 7.7%
922,231	Accent Group Ltd. (Retailing)	$ 1,851,612
363,706	ALS Ltd. (Commercial & Professional Services)	3,415,719
579,630	Bapcor Ltd. (Retailing)	3,485,629
2,325,128	Bega Cheese Ltd. (Food, Beverage & Tobacco)	8,812,709
1,457,286	BWP Trust (REIT)	4,402,078
880,346	Centuria Capital Group (REIT)	1,888,561
2,897,220	Champion Iron Ltd. (Materials)*	16,189,477
3,228,007	Charter Hall Group (REIT)	38,574,168
133,453	Charter Hall Long Wale REIT (REIT)	481,907
185,208	Charter Hall Social Infrastructure REIT (REIT)	469,306
937,979	Codan Ltd. (Technology Hardware & Equipment)	11,633,552
1,588,895	Costa Group Holdings Ltd. (Food, Beverage & Tobacco)	3,750,245
2,031,273	CSR Ltd. (Materials)	8,332,529
1,757,286	Data#3 Ltd. (Software & Services)	6,022,488
516,449	Eagers Automotive Ltd. (Retailing)	6,031,124
372,891	Galaxy Resources Ltd. (Materials)*	1,277,087
176,635	Growthpoint Properties Australia Ltd. (REIT)	510,599
302,453	Harvey Norman Holdings Ltd. (Retailing)	1,263,171
647,213	IGO Ltd. (Materials)	4,415,894
1,210,042	Ingenia Communities Group (REIT)	5,164,902
333,749	Inghams Group Ltd. (Food, Beverage & Tobacco)	931,874
615,631	JB Hi-Fi Ltd. (Retailing)	21,740,175
49,476	McMillan Shakespeare Ltd. (Commercial & Professional Services)	460,732
774,946	Mineral Resources Ltd. (Materials)	35,856,106
113,311	Nick Scali Ltd. (Retailing)	1,020,291
4,031,955	Nine Entertainment Co. Holdings Ltd. (Media & Entertainment)	8,221,228
817,344	Pendal Group Ltd. (Diversified Financials)	4,852,071
569,072	Platinum Asset Management Ltd. (Diversified Financials)	1,714,600
1,030,496	Premier Investments Ltd. (Retailing)	20,399,794
74,522	Redbubble Ltd. (Retailing)*	177,666
1,757,105	Sandfire Resources Ltd. (Materials)	8,893,658
1,221,311	Super Retail Group Ltd. (Retailing)	11,913,339
1,124,642	Worley Ltd. (Energy)	9,234,889

		253,389,180

Austria – 0.3%
122,134	Oesterreichische Post AG (Transportation)(a)	6,447,225

Shares	Description	Value

Common Stocks – (continued)
Austria – (continued)
59,836	Semperit AG Holding (Capital Goods)	$ 2,203,943
19,141	Zumtobel Group AG (Capital Goods)*	202,992

		8,854,160

Belgium – 2.6%
263,048	Bekaert SA (Materials)	12,492,710
504,898	bpost SA (Transportation)*	5,669,886
24,949	Cofinimmo SA (REIT)	4,031,793
182,026	D’ieteren Group (Retailing)	29,174,860
5,248	Melexis NV (Semiconductors & Semiconductor Equipment)	584,941
15,475	Tessenderlo Group SA (Materials)*	654,614
782,200	Warehouses De Pauw CVA (REIT)	33,641,091

		86,249,895

China – 2.3%
3,504,000	Kerry Logistics Network Ltd. (Transportation)	10,441,564
8,806,000	SITC International Holdings Co. Ltd. (Transportation)	36,328,053
454,000	VSTECS Holdings Ltd. (Technology Hardware & Equipment)	362,576
19,223,800	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	19,453,092
10,490,410	Yanlord Land Group Ltd. (Real Estate)	8,666,546

		75,251,831

Denmark – 2.4%
59,140	Chemometec A/S (Pharmaceuticals, Biotechnology & Life Sciences)	9,467,724
394,766	D/S Norden A/S (Transportation)	11,274,532
234,098	Dfds A/S (Transportation)*	12,929,857
79,704	Per Aarsleff Holding A/S (Capital Goods)	3,435,077
241,293	Royal Unibrew A/S (Food, Beverage & Tobacco)	32,698,623
469,388	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(b)	9,615,995
24,302	Sydbank A/S (Banks)	743,998

		80,165,806

Finland – 2.1%
682,855	Nokian Renkaat OYJ (Automobiles & Components)	28,799,751
257,091	TietoEVRY OYJ (Software & Services)	8,647,102
650,990	Tokmanni Group Corp. (Retailing)	18,795,708
393,512	Uponor OYJ (Capital Goods)	12,549,530

		68,792,091

France – 3.0%
11,222	ALD SA (Transportation)(b)	164,289

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
88,316	Alten SA (Software & Services)	$ 14,039,233
271,981	Coface SA (Insurance)	3,414,131
278,775	Derichebourg SA (Commercial & Professional Services)*	2,944,686
110,071	IPSOS (Media & Entertainment)	5,113,708
175,848	Mercialys SA (REIT)	2,130,122
18,635	Mersen SA (Capital Goods)	740,230
314,374	Metropole Television SA (Media & Entertainment)	6,294,994
126,497	Nexans SA (Capital Goods)	12,107,457
120,599	Quadient SA (Technology Hardware & Equipment)	3,539,318
1,477,486	Rexel SA (Capital Goods)*	31,192,580
44,663	Societe BIC SA (Commercial & Professional Services)	3,027,967
176,876	Solutions 30 SE (Software & Services)*(a)	1,483,422
261,698	Television Francaise 1 (Media & Entertainment)	2,498,754
35,756	Trigano SA (Automobiles & Components)	7,734,049
3,681	Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,486,698

		97,911,638

Georgia – 0.0%
6,808	Bank of Georgia Group plc (Banks)*	141,947

Germany – 5.2%
86,909	ADVA Optical Networking SE (Technology Hardware & Equipment)*	1,292,847
1,172,854	alstria office REIT-AG (REIT)	24,814,332
110,266	AURELIUS Equity Opportunities SE & Co. KGaA (Diversified Financials)(a)	3,420,585
189,693	Aurubis AG (Materials)	19,210,375
2,186	Cewe Stiftung & Co. KGAA (Commercial & Professional Services)	327,773
700,512	Deutsche Pfandbriefbank AG (Banks)(b)	7,716,566
137,787	ElringKlinger AG (Automobiles & Components)*(a)	2,248,420
211,306	Freenet AG (Telecommunication Services)	5,053,871
275,530	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	28,769,235
36,551	HUGO BOSS AG (Consumer Durables & Apparel)	2,189,726
203,990	Jungheinrich AG (Preference) (Capital Goods)(c)	11,221,871
1,709,703	Kloeckner & Co. SE (Capital Goods)*	26,009,055
4,038	New Work SE (Media & Entertainment)	1,214,285

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
219,682	Rheinmetall AG (Capital Goods)	$ 21,080,655
838,268	Sirius Real Estate Ltd. (Real Estate)	1,385,333
40,859	Sixt SE (Preference) (Transportation)(c)	3,385,756
132,288	TAG Immobilien AG (Real Estate)	4,387,253
76,262	Takkt AG (Retailing)	1,253,522
48,625	Wacker Chemie AG (Materials)	7,152,937

		172,134,397

Guernsey – 0.0%
330,807	BMO Commercial Property Trust Ltd. (REIT)	429,978

Hong Kong – 1.4%
242,000	Champion REIT (REIT)	137,466
3,259,000	Fortune REIT (REIT)	3,541,717
2,055,000	Hang Lung Group Ltd. (Real Estate)	5,032,259
119,000	Hysan Development Co. Ltd. (Real Estate)	468,579
8,440,000	K Wah International Holdings Ltd. (Real Estate)	3,814,957
1,229,000	Luk Fook Holdings International Ltd. (Retailing)	3,933,616
46,277,000	Pacific Basin Shipping Ltd. (Transportation)*	20,626,979
183,000	Perfect Medical Health Management Ltd. (Consumer Services)	189,762
599,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	308,320
5,794,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)	4,069,277
1,295,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)*	2,732,975

		44,855,907

Ireland – 0.0%
754,819	Hibernia REIT plc (REIT)	1,169,423

Israel – 0.8%
1,372,079	Plus500 Ltd. (Diversified Financials)	26,702,426

Italy – 2.3%
103,291	Anima Holding SpA (Diversified Financials)(b)	508,818
820,550	Azimut Holding SpA (Diversified Financials)	21,107,976
134,609	Biesse SpA (Capital Goods)*	5,119,722
18,248	El.En. SpA (Health Care Equipment & Services)	1,046,943
165,280	Esprinet SpA (Technology Hardware & Equipment)	3,048,438
14,416	Gruppo MutuiOnline SpA (Diversified Financials)	850,774

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
1,429,169	Piaggio & C SpA (Automobiles & Components)	$ 5,489,634
155,113	Reply SpA (Software & Services)	27,728,783
474,175	Salvatore Ferragamo SpA (Consumer Durables & Apparel)*	9,457,648

		74,358,736

Japan – 27.2%
880	AEON REIT Investment Corp. (REIT)	1,280,211
68,900	Aica Kogyo Co. Ltd. (Capital Goods)	2,434,518
42,400	Aichi Steel Corp. (Materials)	1,124,588
1,250,000	Amada Co. Ltd. (Capital Goods)	12,847,673
24,500	AOKI Holdings, Inc. (Retailing)	146,600
18,400	Argo Graphics, Inc. (Software & Services)	578,306
18,100	Asics Corp. (Consumer Durables & Apparel)	399,732
48,300	ASKUL Corp. (Retailing)	729,089
797,900	Autobacs Seven Co. Ltd. (Retailing)	11,737,510
44,900	Belluna Co. Ltd. (Retailing)	381,356
7,200	Canon Electronics, Inc. (Technology Hardware & Equipment)	105,283
58,500	Central Glass Co. Ltd. (Capital Goods)	1,182,688
3,266,100	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	12,776,435
70,200	CKD Corp. (Capital Goods)	1,403,975
61,600	Credit Saison Co. Ltd. (Diversified Financials)	734,773
1,682,500	Daicel Corp. (Materials)	13,973,413
142,500	Daido Steel Co. Ltd. (Materials)	6,727,061
25,200	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	1,071,543
441	Daiwa Office Investment Corp. (REIT)	3,181,826
2,102	Daiwa Securities Living Investments Corp. (REIT)	2,307,792
835,800	DeNA Co. Ltd. (Media & Entertainment)	15,738,052
669,700	Dexerials Corp. (Technology Hardware & Equipment)	15,440,675
517,300	DIC Corp. (Materials)	13,979,526
16,900	Digital Holdings, Inc. (Media & Entertainment)	328,507
175,800	Doshisha Co. Ltd. (Retailing)	2,767,827
113,300	DTS Corp. (Software & Services)	2,734,772
25,300	Eagle Industry Co. Ltd. (Automobiles & Components)	299,134
327,800	Ebara Corp. (Capital Goods)	16,214,637
17,600	Eizo Corp. (Technology Hardware & Equipment)	742,246

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
17,300	en Japan, Inc. (Commercial & Professional Services)	$ 604,128
433,900	Exedy Corp. (Automobiles & Components)	6,570,784
388,400	FCC Co. Ltd. (Automobiles & Components)	5,568,156
1,728,300	Financial Products Group Co. Ltd. (Diversified Financials)	11,629,129
74,500	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	2,714,054
399	Fukuoka REIT Corp. (REIT)	670,632
45,500	Furukawa Electric Co. Ltd. (Capital Goods)	1,171,633
43,500	Future Corp. (Software & Services)	730,174
5,100	G-7 Holdings, Inc. (Food & Staples Retailing)	170,096
3,506	Global One Real Estate Investment Corp. (REIT)	4,049,692
228,500	Glory Ltd. (Capital Goods)	4,909,822
16,900	Gree, Inc. (Media & Entertainment)	93,176
51,900	Gunze Ltd. (Consumer Durables & Apparel)	2,247,272
271,100	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	7,037,840
381,000	H2O Retailing Corp. (Retailing)	2,884,906
198	Hankyu Hanshin REIT, Inc. (REIT)	292,799
11,600	Hanwa Co. Ltd. (Capital Goods)	343,244
7,922	Heiwa Real Estate REIT, Inc. (REIT)	12,620,192
9,400	Heiwado Co. Ltd. (Food & Staples Retailing)	179,073
86,100	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	2,707,634
14,800	Hokuto Corp. (Food, Beverage & Tobacco)	259,637
141,100	Hosiden Corp. (Technology Hardware & Equipment)	1,294,455
2,702	Hulic Reit, Inc. (REIT)	4,780,532
38,200	Idec Corp. (Capital Goods)	763,541
300,900	IDOM, Inc. (Retailing)	2,756,030
307,400	Iino Kaiun Kaisha Ltd. (Transportation)	1,274,613
91,200	Inabata & Co. Ltd. (Capital Goods)	1,419,243
27,615	Invincible Investment Corp. (REIT)	10,849,052
46,600	Jaccs Co. Ltd. (Diversified Financials)	1,083,725
239,700	JAFCO Group Co. Ltd. (Diversified Financials)	13,692,822
234,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	3,725,935
11,623	Japan Hotel REIT Investment Corp. (REIT)	7,087,791

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,314	Japan Logistics Fund, Inc. (REIT)	$ 7,021,452
13,800	Japan Petroleum Exploration Co. Ltd. (Energy)	229,311
1,376	Japan Prime Realty Investment Corp. (REIT)	5,381,863
9,700	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	253,116
84,200	Kaneka Corp. (Materials)	3,334,086
565,700	Kanematsu Corp. (Capital Goods)	7,826,790
44,000	Kanematsu Electronics Ltd. (Software & Services)	1,445,886
144,200	Kawasaki Kisen Kaisha Ltd. (Transportation)*	4,934,948
1,597	Kenedix Office Investment Corp. (REIT)	11,776,271
16,200	Koa Corp. (Technology Hardware & Equipment)	249,121
338,100	Kobe Steel Ltd. (Materials)	2,255,982
550,500	Kokuyo Co. Ltd. (Commercial & Professional Services)	8,932,372
3,119,600	Konica Minolta, Inc. (Technology Hardware & Equipment)	16,042,415
271,600	K’s Holdings Corp. (Retailing)	3,208,866
10,000	Kureha Corp. (Materials)	657,352
163,200	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	2,337,998
270,800	Kyushu Electric Power Co., Inc. (Utilities)	2,047,028
44,900	Lintec Corp. (Materials)	978,827
22,000	Mabuchi Motor Co. Ltd. (Capital Goods)	827,384
351,300	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	9,028,937
662,900	Maeda Corp. (Capital Goods)	5,573,110
81,500	Makino Milling Machine Co. Ltd. (Capital Goods)	3,074,922
196,900	Marui Group Co. Ltd. (Retailing)	3,449,120
314,700	Maxell Holdings Ltd. (Technology Hardware & Equipment)*	3,683,683
11,400	Meiko Electronics Co. Ltd. (Technology Hardware & Equipment)	315,604
57,300	Micronics Japan Co. Ltd. (Semiconductors & Semiconductor Equipment)	730,995
84,100	Milbon Co. Ltd. (Household & Personal Products)	4,639,438
111,700	Mitsubishi Logistics Corp. (Transportation)	3,318,437
761,100	Mitsubishi Motors Corp. (Automobiles & Components)*	2,138,483
148,500	Mitsubishi Research Institute, Inc. (Software & Services)	5,408,085
706,700	Mitsui OSK Lines Ltd. (Transportation)	36,669,015
76,400	Modec, Inc. (Energy)	1,279,390

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,506	Mori Trust Sogo Reit, Inc. (REIT)	$ 2,172,668
69,300	Nachi-Fujikoshi Corp. (Capital Goods)	2,822,351
10,500	Nakanishi, Inc. (Health Care Equipment & Services)	218,004
1,500,500	NEC Networks & System Integration Corp. (Software & Services)	26,609,213
106,000	NHK Spring Co. Ltd. (Automobiles & Components)	818,986
84,100	Nichicon Corp. (Technology Hardware & Equipment)	895,771
8,800	Nihon Parkerizing Co. Ltd. (Materials)	90,658
30,400	Nihon Unisys Ltd. (Software & Services)	916,679
446,900	Nikkon Holdings Co. Ltd. (Transportation)	9,842,584
737,200	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	16,739,479
884,120	Nippon Light Metal Holdings Co. Ltd. (Materials)	15,563,415
3,210	NIPPON REIT Investment Corp. (REIT)	13,316,005
3,900	Nippon Shokubai Co. Ltd. (Materials)	187,593
33,200	Nippon Steel Trading Corp. (Capital Goods)	1,425,035
330,200	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	9,092,906
71,500	Nojima Corp. (Retailing)	1,858,448
319,500	NOK Corp. (Automobiles & Components)	4,226,224
39,200	NS Solutions Corp. (Software & Services)	1,247,916
117,200	NS United Kaiun Kaisha Ltd. (Transportation)	2,952,356
3,736	NTT UD REIT Investment Corp. (REIT)	5,425,575
712,900	Okamura Corp. (Commercial & Professional Services)	10,097,249
139,500	Oki Electric Industry Co. Ltd. (Technology Hardware & Equipment)	1,303,379
149,900	OKUMA Corp. (Capital Goods)	7,509,594
178,200	Orient Corp. (Diversified Financials)	223,670
225,400	Outsourcing, Inc. (Commercial & Professional Services)	4,314,342
228,500	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	4,084,235
451,700	Pasona Group, Inc. (Commercial & Professional Services)	9,162,123
16,000	Pilot Corp. (Commercial & Professional Services)	549,931
47,400	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	1,285,240

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
23,200	Proto Corp. (Media & Entertainment)	$ 294,220
23,100	Raito Kogyo Co. Ltd. (Capital Goods)	413,625
90,100	RENOVA, Inc. (Utilities)*	4,066,737
169,500	Resorttrust, Inc. (Consumer Services)	2,785,906
355,100	Rohto Pharmaceutical Co. Ltd. (Household & Personal Products)	9,361,538
182,200	Round One Corp. (Consumer Services)	1,775,813
45,000	S Foods, Inc. (Food, Beverage & Tobacco)	1,405,518
148,800	SAMTY Co. Ltd. (Real Estate)	3,002,251
90,200	Sankyu, Inc. (Transportation)	4,054,258
13,800	Sanyo Special Steel Co. Ltd. (Materials)*	231,231
202,200	Sato Holdings Corp. (Commercial & Professional Services)	5,165,130
402,900	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	17,256,677
326,600	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	29,585,419
139,600	Seiko Holdings Corp. (Consumer Durables & Apparel)	2,915,717
931,200	Seino Holdings Co. Ltd. (Transportation)	11,851,902
546,800	Senko Group Holdings Co. Ltd. (Transportation)	5,533,683
112,900	Shibaura Machine Co. Ltd. (Capital Goods)	2,683,061
776,800	Shikoku Electric Power Co., Inc. (Utilities)	5,111,319
7,600	Shimamura Co. Ltd. (Retailing)	734,659
241,200	Shin-Etsu Polymer Co. Ltd. (Materials)	2,250,935
4,139,900	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	15,662,277
12,498	Star Asia Investment Corp. (REIT)	6,890,128
295,300	Star Micronics Co. Ltd. (Capital Goods)	4,443,107
29,700	Starts Corp., Inc. (Real Estate)	777,364
158,900	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	3,006,255
24,600	Sumitomo Heavy Industries Ltd. (Capital Goods)	681,365
19,700	Sumitomo Seika Chemicals Co. Ltd. (Materials)	666,654
18,600	Sumitomo Warehouse Co. Ltd. (The) (Transportation)	271,407
4,000	Takara Bio, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	99,991

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
731	Takara Leben Real Estate Investment Corp. (REIT)	$ 871,313
946,000	Takashimaya Co. Ltd. (Retailing)	9,816,444
49,100	TechnoPro Holdings, Inc. (Commercial & Professional Services)	1,228,046
176,800	Tocalo Co. Ltd. (Capital Goods)	2,221,520
339,800	Tokai Rika Co. Ltd. (Automobiles & Components)	5,295,558
669,000	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	28,642,453
440,100	Tokyotokeiba Co. Ltd. (Consumer Services)	17,527,075
341,800	Tokyu Fudosan Holdings Corp. (Real Estate)	1,929,580
17,500	Topcon Corp. (Technology Hardware & Equipment)	246,788
24,700	Toshiba TEC Corp. (Technology Hardware & Equipment)	995,122
347,300	Toyo Tanso Co. Ltd. (Capital Goods)	9,121,523
601,300	Toyo Tire Corp. (Automobiles & Components)	11,353,759
18,500	Toyobo Co. Ltd. (Materials)	234,766
520,400	Toyoda Gosei Co. Ltd. (Automobiles & Components)	12,232,372
241,500	Toyota Boshoku Corp. (Automobiles & Components)	4,871,927
444,300	Transcosmos, Inc. (Software & Services)	12,606,676
471,200	TS Tech Co. Ltd. (Automobiles & Components)	7,010,188
167,200	Tsubakimoto Chain Co. (Capital Goods)	5,091,787
58,300	Tsugami Corp. (Capital Goods)	826,014
288,500	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	14,048,501
1,581,100	Ushio, Inc. (Capital Goods)	28,331,814
34,800	Wacoal Holdings Corp. (Consumer Durables & Apparel)	792,611
11,100	World Co. Ltd. (Retailing)	135,851
24,400	YA-MAN Ltd. (Household & Personal Products)	275,159
57,500	Yellow Hat Ltd. (Retailing)	1,108,281
134,200	Zeon Corp. (Materials)	1,833,612
196,700	ZIGExN Co. Ltd. (Media & Entertainment)	766,149

		895,946,512

Luxembourg – 0.4%
225,588	APERAM SA (Materials)	14,137,862

Netherlands – 2.5%
47,280	Aalberts NV (Capital Goods)	2,882,338
23,470	Brunel International NV (Commercial & Professional Services)	310,809

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
529,188	Flow Traders (Diversified Financials)(b)	$ 21,519,245
98,443	OCI NV (Materials)*	2,388,126
5,219,474	PostNL NV (Transportation)	28,245,669
450,518	Signify NV (Capital Goods)(b)	25,237,477
24,814	Van Lanschot Kempen NV CVA (Banks)	637,281

		81,220,945

New Zealand – 0.4%
2,545,219	Fletcher Building Ltd. (Materials)	13,552,545

Norway – 2.1%
57,838	Atea ASA (Software & Services)*	1,102,456
145,856	Austevoll Seafood ASA (Food, Beverage & Tobacco)	1,838,847
2,046,842	Europris ASA (Retailing)(b)	13,772,654
63,088	FLEX LNG Ltd. (Energy)	853,337
2,973,641	Golden Ocean Group Ltd. (Transportation)	29,300,444
30,767	Kongsberg Gruppen ASA (Capital Goods)	881,197
194,872	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment)*	6,381,056
191,398	Selvaag Bolig ASA (Real Estate)	1,267,357
501,341	SpareBank 1 SMN (Banks)	6,957,155
334,908	Veidekke ASA (Capital Goods)	4,313,934
497,519	Wallenius Wilhelmsen ASA (Transportation)*	1,570,031
635,395	XXL ASA (Retailing)*(b)	1,389,851

		69,628,319

Portugal – 0.2%
849,598	CTT-Correios de Portugal SA (Transportation)	4,420,258
1,989,183	Sonae SGPS SA (Food & Staples Retailing)	1,963,719

		6,383,977

Singapore – 0.2%
3,690,200	Keppel DC REIT (REIT)	7,184,443
125,600	Sasseur REIT (REIT)	88,062

		7,272,505

Spain – 4.5%
2,420,408	Acerinox SA (Materials)	32,355,606
845,622	Applus Services SA (Commercial & Professional Services)	8,140,312
45,235,114	Banco de Sabadell SA (Banks)*	31,449,709
5,887,369	Bankinter SA (Banks)	32,163,186
42,092	Befesa SA (Commercial & Professional Services)(b)	3,304,902
1,055,795	Cia de Distribucion Integral Logista Holdings SA (Transportation)	22,758,696
85,054	Gestamp Automocion SA (Automobiles & Components)*(b)	415,929

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
44,053	Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,109,343
4,054,752	Liberbank SA (Banks)	1,362,623
2,893,603	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)	5,842,177
1,055,571	Mediaset Espana Comunicacion SA (Media & Entertainment)*	6,279,638

		147,182,121

Sweden – 9.7%
2,665,221	Arjo AB Class B (Health Care Equipment & Services)	33,666,497
2,442,934	Betsson AB Class B (Consumer Services)*	19,666,294
170,714	Bilia AB Class A (Retailing)	3,662,992
679,982	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	19,463,264
581,573	Bonava AB Class B (Consumer Durables & Apparel)	6,220,253
27,380	Castellum AB (Real Estate)	766,834
687,070	Dios Fastigheter AB (Real Estate)	7,801,809
886,087	Getinge AB Class B (Health Care Equipment & Services)	38,506,726
1,814,389	Hexpol AB (Materials)	24,702,817
819,555	Inwido AB (Capital Goods)	15,187,923
610,875	Kungsleden AB (Real Estate)	8,245,862
1,092,863	LeoVegas AB (Consumer Services)(b)	4,704,882
718,160	Lindab International AB (Capital Goods)	20,959,663
418,034	Mekonomen AB (Retailing)*	6,686,873
148,303	New Wave Group AB Class B (Consumer Durables & Apparel)*	2,376,243
842,533	Nobia AB (Consumer Durables & Apparel)	6,906,027
1,241,474	Nobina AB (Transportation)(b)	11,447,397
13	Nordic Entertainment Group AB Class B (Media & Entertainment)*	694
2,540,357	Resurs Holding AB (Diversified Financials)(b)	12,252,865
986,057	SSAB AB Class A (Materials)*	5,631,147
4,878,405	SSAB AB Class B (Materials)*	24,937,623
1,169,945	Trelleborg AB Class B (Capital Goods)	28,920,598
15,375	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	875,877
589,462	Wihlborgs Fastigheter AB (Real Estate)	13,733,662

		317,324,822

Switzerland – 5.5%
64,776	ALSO Holding AG (Registered) (Technology Hardware & Equipment)*	19,930,139

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
208,254	Ascom Holding AG (Registered) (Health Care Equipment & Services)*	$ 3,571,546
51,954	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	34,398,930
9,100	BKW AG (Utilities)	1,002,442
6,092	Bossard Holding AG (Registered) Class A (Capital Goods)	1,973,342
24,627	Bucher Industries AG (Registered) (Capital Goods)	13,705,392
2,851	Comet Holding AG (Registered) (Technology Hardware & Equipment)	933,543
54,005	DKSH Holding AG (Commercial & Professional Services)	4,565,397
6,212	dormakaba Holding AG (Capital Goods)	4,297,296
1,132	Forbo Holding AG (Registered) (Consumer Durables & Apparel)	2,422,876
2,361	Gurit Holding AG (Materials)	5,343,103
128,104	Huber + Suhner AG (Registered) (Capital Goods)	10,894,964
1,213	Interroll Holding AG (Registered) (Capital Goods)	5,543,766
694,203	OC Oerlikon Corp. AG (Registered) (Capital Goods)	7,858,033
14,328	PSP Swiss Property AG (Registered) (Real Estate)	1,938,980
12,686	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	12,836,734
12,162	Stadler Rail AG (Capital Goods)(a)	533,820
63,631	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	36,694,035
113,478	Zehnder Group AG (Capital Goods)	12,054,127

		180,498,465

Ukraine – 0.9%
4,384,080	Ferrexpo plc (Materials)	29,303,725

United Kingdom – 12.6%
558,967	Bellway plc (Consumer Durables & Apparel)	25,520,947
28,385	Big Yellow Group plc (REIT)	572,889
253,830	Brewin Dolphin Holdings plc (Diversified Financials)	1,265,178
131,506	Britvic plc (Food, Beverage & Tobacco)	1,781,321
890,236	Cairn Energy plc (Energy)	1,578,476
680,816	Central Asia Metals plc (Materials)	2,318,519

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
201,492	Chemring Group plc (Capital Goods)	$ 861,227
30,362	Clipper Logistics plc (Commercial & Professional Services)	356,195
345,423	CMC Markets plc (Diversified Financials)(b)	2,160,621
451,080	Computacenter plc (Software & Services)	17,051,698
1,037,033	Crest Nicholson Holdings plc (Consumer Durables & Apparel)*	5,979,242
163,282	CVS Group plc (Health Care Equipment & Services)*	5,452,556
129,150	Diploma plc (Capital Goods)	5,305,394
2,485,868	Dixons Carphone plc (Retailing)*	4,458,978
399,900	Drax Group plc (Utilities)	2,240,120
60,180	Dunelm Group plc (Retailing)	1,108,837
1,387,552	Eurasia Mining plc (Materials)*	405,026
22,017	Euromoney Institutional Investor plc (Media & Entertainment)	311,162
740,782	Firstgroup plc (Transportation)*	849,853
157,705	Frasers Group plc (Retailing)*	1,321,368
25,589	GB Group plc (Software & Services)	309,448
24,310	Go-Ahead Group plc (The) (Transportation)*	347,370
2,198,640	Halfords Group plc (Retailing)*	10,873,638
681,590	Hays plc (Commercial & Professional Services)*	1,402,167
34,977	Hill & Smith Holdings plc (Materials)	789,557
2,544,662	IG Group Holdings plc (Diversified Financials)	31,524,893
2,704,975	Inchcape plc (Retailing)	31,950,466
21,233,932	ITV plc (Media & Entertainment)*	33,017,730
1,205	Judges Scientific plc (Capital Goods)	110,720
2,905,764	Just Group plc (Insurance)*	4,027,426
335,396	Kainos Group plc (Software & Services)	8,051,282
1,569,490	LondonMetric Property plc (REIT)	5,422,073
11,993,028	Man Group plc (Diversified Financials)	32,998,876
129,975	Marshalls plc (Materials)	1,318,448
1,513,947	Marston’s plc (Consumer Services)*	1,763,476
91,559	Mitchells & Butlers plc (Consumer Services)*	354,872
1,396,747	Moneysupermarket.com Group plc (Retailing)	4,929,577
56,796	Morgan Advanced Materials plc (Capital Goods)	303,944
240,438	Morgan Sindall Group plc (Capital Goods)	7,820,486
133,379	NCC Group plc (Software & Services)	583,073
229,182	Ninety One plc (Diversified Financials)	725,049

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
107,385	Pagegroup plc (Commercial & Professional Services)*	$ 917,981
1,715,704	Paragon Banking Group plc (Banks)	13,176,178
787,061	Pennon Group plc (Utilities)	13,966,015
81,072	Pets at Home Group plc (Retailing)	526,711
97,159	Picton Property Income Ltd. (The) (REIT)	124,382
819,216	Playtech plc (Consumer Services)*	4,213,228
308,254	Quilter plc (Diversified Financials)(b)	687,142
8,921	Rathbone Brothers plc (Diversified Financials)	232,426
1,561,307	Reach plc (Media & Entertainment)	8,344,483
719,790	Redde Northgate plc (Transportation)	4,231,597
327,629	Redrow plc (Consumer Durables & Apparel)	2,927,196
121,162	Renishaw plc (Technology Hardware & Equipment)	8,618,659
1,849,433	Royal Mail plc (Transportation)	12,957,817
728,372	S4 Capital plc (Media & Entertainment)*	7,026,313
453,281	Safestore Holdings plc (REIT)	6,653,440
3,477,699	Spirent Communications plc (Technology Hardware & Equipment)	12,336,372
1,708,902	Stagecoach Group plc (Transportation)*	1,773,216
2,641,292	Tate & Lyle plc (Food, Beverage & Tobacco)	27,096,559
7,022,599	Tritax Big Box REIT plc (REIT)	20,545,015
497,344	Vesuvius plc (Capital Goods)	3,689,234
177,547	Vistry Group plc (Consumer Durables & Apparel)	2,942,975

		412,511,117

United States – 0.9%
5,064,469	Reliance Worldwide Corp. Ltd. (Capital Goods)	20,686,663
179,655	RHI Magnesita NV (Materials)	9,449,422
22,349	Sims Ltd. (Materials)	270,178

		30,406,263

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,619,699,925)		$3,195,776,593

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,975,317	0.026%	$ 10,975,317
(Cost $10,975,317)

TOTAL INVESTMENTS – 97.5% (Cost $2,630,675,242)		$3,206,751,910

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		83,389,468

NET ASSETS – 100.0%		$3,290,141,378

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	563	09/17/2021	$27,302,066	$(222,103)
FTSE 100 Index	125	09/17/2021	12,104,294	(210,370)
Hang Seng Index	7	08/30/2021	1,166,359	(23,739)
MSCI Singapore Index	47	08/30/2021	1,251,703	21,637
SPI 200 Index	46	09/16/2021	6,160,671	36,366
TOPIX Index	119	09/09/2021	20,664,054	(574,458)

Total Futures Contracts				$(972,667)

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2021:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$15,052,678	$28,371,322	$—
Asia	191,868,424	1,518,598,538	—
Europe	1,843,078	23,380,484	—
North America	53,003,058	—	—
South America	114,602,146	22,496,632	—
Securities Lending Reinvestment Vehicle	14,858,250	—	—

Total	$391,227,634	$1,592,846,976	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(1,444,545)	$—	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$29,371,879	$—
Asia	—	705,955,984	—
Australia and Oceania	32,375,582	190,386,531	—
Europe	32,175,063	1,453,650,112	—
North America	—	53,957,688	—
South America	—	3,897,807	—

Total	$64,550,645	$2,437,220,001	$—

Derivative Type

Assets(b)
Futures Contracts	$14,585	$—	$—

Liabilities(b)
Futures Contracts	$(331,311)	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$864,961	$1,049,164,220	$—
Australia and Oceania	1,020,291	265,921,434	—
Europe	307,633,960	1,540,765,464	—
North America	9,449,422	20,956,841	—
Securities Lending Reinvestment Vehicle	10,975,317	—	—

Total	$329,943,951	$2,876,807,959	$—

Derivative Type

Assets(b)
Futures Contracts	$58,003	$—	$—

Liabilities(b)
Futures Contracts	$(1,030,670)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.